Registration No.333-177649

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /

PRE-EFFECTIVE AMENDMENT NO.                                                                 / /

POST-EFFECTIVE AMENDMENT NO. __1 _                                                   / X /

OPPENHEIMER MAIN STREET FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices)

303-768-3200

(Registrant's Area Code and Telephone Number)

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.
Two World Financial Center - 225 Liberty Street
New York, New York 10148

(Name and Address of Agent for Service)

As soon as practicable after the Registration Statement becomes effective.

(Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N of Oppenheimer Main Street Fund. No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-effective Amendment is being filed solely for the purpose of filing the tax opinion of counsel as an exhibit under Part C of the Registration Statement that was previously filed with the Commission in connection with the reorganization of Oppenheimer Principal Protected Main Street Fund III into Oppenheimer Main Street Fund. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

OPPENHEIMER MAIN STREET FUNDS, INC.

FORM N-14

PART C

OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)     (i)     Articles of Incorporation dated 10/2/87: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (ii)     Amended Articles of Incorporation dated 12/9/87: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (iii)     Articles Supplementary to the Articles of Incorporation dated 8/18/88: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (iv)     Articles Supplementary to the Articles of Incorporation dated 1/20/89: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (v)     Articles Supplementary to the Articles of Incorporation dated 4/16/90: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (vi)     Amendment to the Articles of Incorporation dated 8/27/93: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (vii)     Amendment to the Articles of Incorporation dated 10/20/93: Filed with Registrant's Post-Effective Amendment No. 12, (10/25/93), and incorporated herein by reference.

     (viii)     Articles Supplementary to the Articles of Incorporation dated 10/27/93: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(ix)     Articles Supplementary to the Articles of Incorporation dated 11/29/93: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(x)     Articles Supplementary to the Articles of Incorporation dated 4/28/94: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(xi)     Articles Supplementary to the Articles of Incorporation dated 9/30/94: Filed with Registrant's Post-Effective Amendment No. 14, (9/30/94), and incorporated herein by reference.

(xii)     Articles Supplementary to the Articles of Incorporation dated 8/30/96: Previously filed with Registrant's Post-Effective Amendment No. 19, (10/30/96), and incorporated herein by reference.

(xiii)	Articles Supplementary to the Articles of Incorporation dated 9/30/96: Previously filed with Registrant's Post-Effective Amendment No. 19, (10/30/96), and incorporated herein by reference.

(xiv)	Articles Supplementary to the Articles of Incorporation dated 11/30/98:Previously filed with Registrant’s Post-Effective Amendment No. 23, (12/22/98), and incorporated herein by reference.

(xv)	Articles Supplementary to the Articles of Incorporation dated 12/19/00: Previously filed with Registrant’s Post-Effective Amendment No. 26, (12/20/00), and incorporated herein by reference.

(xvi)	Amendment to the Articles of Incorporation effective 4/30/03: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(xvii)	Articles Supplementary to the Articles of Incorporation dated 12/20/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.

(2)     Amended By-Laws dated 12/19/00: Previously filed with Registrant’s Post-Effective Amendment No. 26, (12/20/00), and incorporated herein by reference.

(3)     Not applicable.

(4)     Form of Agreement and Plan of Reorganization: Previously filed with the Definitive Materials of Registrant (Reg. No. 333-177649 ) (12/2/11), and incorporated herein by reference.

(5)     (i)     Specimen Class A Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

     (ii)     Specimen Class B Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

Specimen Class C Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

Specimen Class N Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

Specimen Class Y Stock Certificate - Oppenheimer Main Street Fund: Previously filed with Registrant’s Post-Effective Amendment No. 30, (10/21/03), and incorporated herein by reference.

(6)     Amended and Restated Investment Advisory Agreement dated 1/1/05: Previously filed with Registrant’s Post-Effective Amendment No. 33, (12/23/05), and incorporated herein by reference.

(7)     (i)     General Distributor's Agreement dated 10/13/92: Previously filed with Registrant's Post-Effective Amendment No. 11, (8/25/93), and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(iii)     Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)     Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Registrant’s Post-Effective Amendment No. 34, (10/23/06), and incorporated herein by reference.

(8)     Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated

Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(9)     (i) Global Custody Agreement dated 2/16/07: Previously filed with Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer Rising Dividends Fund (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

     (ii) Amendment dated 8/16/10 to the Global Custody Agreement: Previously filed with Post-Effective Amendment No. 9 to the Registration Statement of Oppenheimer Select Value Fund (Reg. No. 333-100700), (8/26/10), and incorporated herein by reference.

(10)     (i)     Amended and Restated Service Plan and Agreement for Class A shares of Oppenheimer Main Street Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.

(ii)

Amended and Restated Distribution and Service Plan and Agreement for Class B shares Oppenheimer Main Street Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.

(iii)

Amended and Restated Distribution and Service Plan and Agreement for Class C shares of Oppenheimer Main Street Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 41, (12/23/11), and incorporated herein by reference.

(iv)

Amended and Restated Distribution and Service Plan and Agreement for Class N shares of Oppenheimer Main Street Fund dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 34, (12/23/11), and incorporated herein by reference.

(11)	Opinion and Consent of Counsel: Previously filed with the Registration Statement of Registrant (Reg. No. 333-177649

) (11/1/11), and incorporated herein by reference.

(12)     Tax Opinion: Filed herewith.

(13)     Not Applicable.

(14)     Independent Registered Public Accounting Firm's Consent: Previously filed with the Registration Statement of Registrant (Reg. No. 333-177649 ) (11/1/11), and incorporated herein by reference.

(15)     Not Applicable.

(16)     Power of Attorney for all Trustees/Directors and Officers dated 10/6/11: Previously filed with the Registration Statement of Registrant (Reg. No. 333-177649 ) (11/1/11), and incorporated herein by reference.

(17)     Not Applicable.

Item 17. – Undertakings

(1)     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 1st day of February, 2012.

                                                                                                                            OPPENHEIMER MAIN STREET FUNDS, INC.

                                                                                                                              By:     William F. Glavin, Jr.*

                                                                                                                                         William F. Glavin, Jr., President,

                                                                                                                                          Principal Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                                                             Title                                                            Date

William L. Armstrong*                                                   Chairman of the                                               February 1, 2012
William L. Armstrong                                                     Board of Directors

William F. Glavin, Jr.*                                                   President, Principal Executive                         February 1, 2012
William F. Glavin, Jr.                                                     Officer and Director

Brian W. Wixted*                                                            Treasurer, Principal                                         February 1, 2012
Brian W. Wixted                                                              Financial & Accounting Officer

Edward L. Cameron*                                                        Director                                                          February 1, 2012
Edward L. Cameron

Jon S. Fossel*                                                                   Director                                                          February 1, 2012
Jon S. Fossel

Sam Freedman*                                                                 Director                                                           February 1, 2012
Sam Freedman

Beverly L. Hamilton*                                                        Director                                                            February 1, 2012
Beverly L. Hamilton

Robert J. Malone*                                                             Director                                                             February 1, 2012

Robert J. Malone

F. William Marshall, Jr.*                                                  Director                                                             February 1, 2012
F. William Marshall, Jr.

*By:     /s/ Mitchell J. Lindauer
                 Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER MAIN STREET FUNDS, INC.

Registration Statement No. 333-177649

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EXHIBIT INDEX

Exhibit No.     Description

(12)     Tax Opinion